Income Taxes - Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
PRC statutory income tax rates	25.00%	(25.00%)	(25.00%)
Permanent book – tax difference	1.40%	(4.50%)	3.30%
Share-based compensation	3.40%	0.20%	5.80%
Super deduction of R&D expense	(2.60%)	(5.70%)	(1.50%)
Others	0.60%	1.00%	(1.00%)
Different tax rates in other jurisdictions	(2.20%)	2.00%	0.40%
Effect of tax holiday	(7.80%)	4.40%	8.40%
Change in valuation allowance	(14.00%)	23.10%	12.90%
Total	2.40%	0.00%	0.00%
Effects of tax holidays entitled by the PRC subsidiaries	¥ 160,246	¥ (9,553)	¥ (87,043)
Class A and ClassB [Member]
Income Taxes [Line Items]
Effects of tax holidays entitled by the PRC subsidiaries on basic (loss) earnings per Class A and Class B ordinary share (RMB cent per share)	¥ 6.35	¥ (0.41)	¥ (4.04)